Net Loss Per Share Applicable to Common Shareholder	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Net Loss Per Share Applicable to Common Shareholder
NOTE 3:	NET LOSS PER SHARE APPLICABLE TO COMMON SHAREHOLDER

Net Loss per Share Applicable to Common Stockholders

Options, warrants, and convertible debt outstanding were all considered anti-dilutive for the years ended December 31, 2015 and 2014, due to net losses.

The following securities were not included in the diluted net loss per share calculation because their effect was anti-dilutive as of the periods presented:

	December 31,
	2015	2014
Common stock options	3,584,150	65,430
Common stock warrants - equity treatment	2,548,632	2,556,133
Common stock warrants - liability treatment	49,557,865	103,284

Excluded potentially dilutive securities	55,690,647	2,724,847